Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of Diluted Earnings Per Share Equals Basic Earnings Per Share
	2Q26	6M 2026	2Q25	6M 2025

Net income (in thousands of pesos):
Attributable to owners of the Company	394,585	675,929	327,306	478,700
Shares (in thousands of shares)
Weighted average number of shares outstanding:
Basic	37,958	37,603	37,244	37,244
Diluted	37,958	37,603	37,244	37,244

Basic and diluted earnings per share:

Basic earnings per share (MXN)	10.40	17.98	8.79	12.85
Diluted earnings per share (MXN)	10.40	17.98	8.79	12.85
Diluted earnings per share equals basic earnings per share because no dilutive potential ordinary shares have been identified.
Schedule of Weighted-Average Number of Shares Used in the Calculation of Basic and Diluted Earnings Per Share	These changes were considered in determining the weighted-average number of shares used in the calculation of basic and diluted earnings per share.

Shares
Shares as of December 31, 2025	37,316,546
(-) Treasury shares (cancelled on March 17)	72,626
Total shares as of March 17	37,243,920
(+) Issuance of new shares (issued on March 17 and delivered to Tupperware)	2,241,133
Shares as of June 2, 2026	39,485,053